FAIR VALUE MEASUREMENT (Details) - EBP 004 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,886,146,211	$ 4,431,628,955
Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Total
EBP, Master Trust [Line Items]
Investments at fair value	962,351,519	967,994,957
Total | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Total | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Level 1
EBP, Master Trust [Line Items]
Investments at fair value	962,351,519	967,994,957
Level 1 | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Net asset value
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Net asset value | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 3,923,794,692	$ 3,463,633,998